Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended September 30, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	11.49%
From	01-Sep-12	17-Sep-12	15-Oct-12	Floating Allocation Percentage at Month-End	82.03%
To	30-Sep-12	15-Oct-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$359,299.42
Series Nominal Liquidation Amount	314,834,299.42

Required Participation Amount	$314,834,299.42		Accumulation Account
Excess Receivables	$72,368,570.54		Beginning	-

Total Collateral	$387,202,869.96		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	154.88%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	28
	Total Pool		LIBOR	0.220750%
Beginning Gross Principal Pool Balance	$3,778,767,999.49		Applicable Margin	0.350000%
Total Principal Collections	$(1,399,311,275.08)			0.570750%
Investment in New Receivables	$1,452,757,949.84
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(1,038.97)		Interest	110,979.17	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(459,194,257.70)
Less Servicing Adjustment	$(2,563,028.16)		Total Due Investors	110,979.17	0.570750%
Ending Balance	$3,370,456,349.42		Servicing Fee	$262,062.50
			Excess Cash Flow	380,710.35
SAP for Next Period	11.49%

Average Receivable Balance	$3,353,676,250.75
Monthly Payment Rate	41.72%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,997,159.33
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,997,159.33